Other Payables (Tables)	6 Months Ended
Jun. 30, 2024
Other Payables [Abstract]
Schedule of Other Payables
	June 30, 2024	December 31, 2023
	USD in thousands
Government institutions	561	428
Employees and related benefits	120	85
Operating lease liabilities	69	82
Liability to sellers	-	(*)430
Revenue Sharing Payment payable	141	140
Accrued expenses and other payables	402	368
	1,293	1,533
(*)	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 9 for additional information.